Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Common Shares USD ($) shares	Other reserves USD ($)	Equity component of convertible notes USD ($)	Deficit USD ($)	Total equity attributable to equity holders of SSR Mining USD ($)	Non-controlling interest USD ($)
Beginning balance (in shares) at Dec. 31, 2017 | shares		119,841,000
Beginning balance at Dec. 31, 2017	$ 1,023,928	$ 1,047,233	$ 24,998	$ 68,347	$ (139,693)	$ 1,000,885	$ 23,043
Exercise of stock options (in shares) | shares	899,050	899,000
Exercise of stock options	$ 5,320	$ 8,184	(2,864)			5,320
Equity-settled share-based compensation	2,156		2,156			2,156
Funding from non-controlling interest	15,196						15,196
Total comprehensive income (loss) for the year	(40,624)		(40,593)		6,379	(34,214)	(6,410)
Ending balance (in shares) at Dec. 31, 2018 | shares		120,740,000
Ending balance at Dec. 31, 2018	$ 1,005,976	$ 1,055,417	(16,303)	68,347	(133,314)	974,147	31,829
Exercise of stock options (in shares) | shares	1,093,844	1,098,000
Exercise of stock options	$ 7,327	$ 10,131	(2,804)			7,327
Acquisition of non-controlling interest (in shares) | shares		1,246,000
Acquisition of non-controlling interest	(14,300)	$ 18,218	1,463			19,681	(33,981)
Equity-settled share-based compensation	4,005		4,005			4,005
Transfer of equity-settled Performance Share Units	1,356		1,356			1,356
Equity value of convertible debt issued	42,903			42,903		42,903
Equity value of convertible debt redeemed	(4,825)			(4,825)		(4,825)
Funding from non-controlling interest	3,710						3,710
Total comprehensive income (loss) for the year	87,802		32,045		57,315	89,360	(1,558)
Ending balance (in shares) at Dec. 31, 2019 | shares		123,084,000
Ending balance at Dec. 31, 2019	$ 1,133,954	$ 1,083,766	$ 19,762	$ 106,425	$ (75,999)	$ 1,133,954	$ 0